Key Management Personnel Compensation (Details) - Schedule of key management personnel compensation - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Key Management Personnel Compensation
Short-term employee benefits	$ 450,002	$ 867,054	$ 952,406
Other short-term benefits, including consulting services by KMP and their related entities	1,603,747
Post-employment benefits	27,869	29,213	32,300
Long-term benefits	8,220	3,610	3,652
Share-based payment expenses to KMP and their related entities	2,116,012	73,088	1,296,400
Total Key Management Personnel Compensation	$ 4,205,850	$ 972,965	$ 2,284,758